Trade and Other Receivables - Movement in the Allowance for Expected Credit Losses of Trade and Other Receivables (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	¥ 50,260	$ 7,950	¥ 62,854
Credit to consolidated statement of profit or loss (under "Selling, general and administrative expenses")	(8,525)	(1,348)	(12,349)
Written off	(2,278)	(360)	(242)
Translation difference	(16)	(3)	(3)
Ending balance	¥ 39,441	$ 6,239	¥ 50,260